EMPLOYEE BENEFITS (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	$ (6,538)	$ (5,795)
Change in the accrued liability an closing for decrease of 100 p.b.	4,918	6,617
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	4,750	6,412
Change in the accrued liability an closing for decrease of 100 p.b.	$ (6,547)	$ (5,750)